Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Accounts Receivable [Abstract]
Accounts receivable, gross	$ 1,018,691	$ 877,931
Accounts receivable, net	$ 1,018,691	$ 877,931